UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2008

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
February 3, 2009

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: $134,866 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate Corporation           COM              020002101      255     7785 SH       SOLE                                       7785
McDonalds Corp                 COM              580135101     5099    81983 SH       SOLE                                      81983
Tekmira Pharmaceuticals        COM              87911b100       18    57500 SH       SOLE                                      57500
MidCap SPDR Trust Series 1     COM              595635103     2033 20922.3453SH      SOLE                                 20922.3453
SPDR DJ Wilshire International COM              78463x863     3140 115968.0000SH     SOLE                                115968.0000
SPDR Trust Unit Series 1       COM              78462F103    16204 179563.0395SH     SOLE                                179563.0395
Vanguard Emerging Markets VIPE COM              922042858     6693 283978.0000SH     SOLE                                283978.0000
Vanguard FTSE All-World EX-US  COM              922042775    24962 772349.0000SH     SOLE                                772349.0000
Vanguard Growth Vipers         COM              922908736     3472 87882.9260SH      SOLE                                 87882.9260
Vanguard Large Cap             COM              922908637    10384 254813.4938SH     SOLE                                254813.4938
Vanguard Mid Cap Value         COM              922908512      538 16447.0000SH      SOLE                                 16447.0000
Vanguard Mid Cap Vipers        COM              922908629     4306 99660.7960SH      SOLE                                 99660.7960
Vanguard REIT Vipers           COM              922908553     4010 110013.5260SH     SOLE                                110013.5260
Vanguard Small Cap             COM              922908751     3880 91353.3340SH      SOLE                                 91353.3340
Vanguard Small Cap Value       COM              922908611      278 6540.0000SH       SOLE                                  6540.0000
Vanguard Total Stock Market Vi COM              922908769     3861 86289.1640SH      SOLE                                 86289.1640
Vanguard Value                 COM              922908744     1280 31105.3180SH      SOLE                                 31105.3180
iPath Dow Jones AIG Commodity  COM              06738c778      315 8950.0000SH       SOLE                                  8950.0000
iShares Barclays US Treasury I COM              464287176     8041 81028.8390SH      SOLE                                 81028.8390
iShares DJ US Regional Banks I COM              464288778      263 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      242 5168.0000SH       SOLE                                  5168.0000
iShares MSCI EAFE Value Index  COM              464288877      202 4981.7210SH       SOLE                                  4981.7210
iShares MSCI Eafe Index Fund   COM              464287465     5633 125576.5700SH     SOLE                                125576.5700
iShares MSCI Emerging Markets  COM              464287234     1417 56734.7412SH      SOLE                                 56734.7412
iShares Russell 1000 Growth    COM              464287614     1025 27663.2931SH      SOLE                                 27663.2931
iShares Russell 1000 Index Fun COM              464287622     3309 67702.2949SH      SOLE                                 67702.2949
iShares Russell 1000 Value Ind COM              464287598      993 20049.9857SH      SOLE                                 20049.9857
iShares Russell 2000 Index     COM              464287655     4107 83400.4554SH      SOLE                                 83400.4554
iShares Russell Midcap         COM              464287499     6094 102035.9187SH     SOLE                                102035.9187
iShares Russell Midcap Growth  COM              464287481     1742 55675.2920SH      SOLE                                 55675.2920
iShares Russell Midcap Value   COM              464287473     1757 61762.1604SH      SOLE                                 61762.1604
iShares S&P Euro 350 Index     COM              464287861      555 17834.0000SH      SOLE                                 17834.0000
iShares S&P GSCI Commodity Ind COM              46428r107     1034 36137.0000SH      SOLE                                 36137.0000
iShares Trust S&P 500 Index    COM              464287200     7726 85544.6549SH      SOLE                                 85544.6549